Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental cash flow information:
Interest paid	$ 2,907	$ 4,055	$ 7,086	$ 8,038	$ 8,894
Income taxes paid	1,653		2	26	$ 17
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use asset obtained in exchange for new operating lease liability	861		363	1,111
Reclassification of contingently redeemable common stock in connection with IPO	309,500
Issuance of common stock under partner physician group equity agreements upon IPO	268,467
Deferred offering costs accrued at end of period	558
Settlement of stock-based liabilities			1,500	5,000
Settlement of loans receivable with services provided			$ 2,047
Non-cash investment in unconsolidated subsidiaries	$ 763